UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Kathleen Doback
           -----------------------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770

           -----------------------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Kathleen Doback
        -------------------------
Title:  Financial Manager
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   4/18/2001
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:0
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           21
                                              -----------

Form  13F  Information  Table  Value  Total:  $55,999,159
                                              -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ACACIA                         COM              003881109  2635500  401600          SOLE             SOLE      0    0
AMERICAN DIV. HOLDINGS         COM              02541N101        0  474550          SOLE             SOLE      0    0
BB&T CORP                      COM              054937107  1378664   39200          SOLE             SOLE      0    0
BJ SERVICES CO.                COM              055482103  1794240   25200          SOLE             SOLE      0    0
BJS WHOLESALE CLUB INC         COM              05548J106  1593405   33300          SOLE             SOLE      0    0
CALPINE CORP                   COM              131347106  1134442   20600          SOLE             SOLE      0    0
CHARTER ONE FINANCIAL          COM              160903100  3548820  125400          SOLE             SOLE      0    0
DIME BANCORP INC               COM              25429Q102  5203975  158900          SOLE             SOLE      0    0
FED. NATL. MTG. ASSN.          COM              313586109  2117360   26600          SOLE             SOLE      0    0
GOLDEN STREET BANCORP          COM              381197102  3217352  115400          SOLE             SOLE      0    0
HOMESTAKE MINING               COM              437614100  3020818  574300          SOLE             SOLE      0    0
LABORATORY AMERICAN HLDGS      COM              50540R409  1803750   15000          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS         COM              53215T106  2623500  477000          SOLE             SOLE      0    0
LINCARE HOLDINGS               COM              532791100  4388519   82900          SOLE             SOLE      0    0
MCDATA CORP                    COM              580031102    71272    3776          SOLE             SOLE      0    0
NASDAQ 100 TRUST               COM              631100104  5946885  151900          SOLE             SOLE      0    0
NEWMONT MINING CORP            COM              651639106  4715100  292500          SOLE             SOLE      0    0
PHILLIP MORRIS                 COM              718154107   735475   15500          SOLE             SOLE      0    0
SOUTHTRUST CORP                COM              844730101  3490725   76300          SOLE             SOLE      0    0
TARGET CORP                    COM              87612E106  1547832   42900          SOLE             SOLE      0    0
WASHINGTON MUTUAL CO.          COM              939322103  5031525   91900          SOLE             SOLE      0    0